INCOME TAXES (Narrative) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 26,814,000	$ 24,633,000
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	19,956,000	16,364,000
Argentina [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	4,012,000	5,016,000
Mexico [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards		1,453,000
United States of America [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 2,846,000	$ 1,800,000